CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Income Statement [Abstract]
REVENUE	$ 211.2	$ 374.3
COSTS AND EXPENSES:
Direct operating costs (excluding items below)	157.4	171.3
Depreciation and amortization	97.9	99.1
Selling, general and administrative	25.6	24.2
Loss on disposals of property and equipment	1.3	3.4
Total costs and expenses	282.2	298.0
Equity in losses of unconsolidated subsidiary	(1.3)	0.0
INCOME (LOSS) FROM OPERATIONS	(72.3)	76.3
OTHER INCOME (EXPENSE):
Interest expense	(38.5)	(39.6)
Interest income	6.9	2.0
Loss on extinguishment of debt	0.0	(0.2)
Other - net	(2.2)	1.5
Total other (expense) - net	(33.8)	(36.3)
INCOME (LOSS) BEFORE INCOME TAXES	(106.1)	40.0
Provision for income taxes	6.2	29.7
NET INCOME (LOSS)	$ (112.3)	$ 10.3
NET INCOME (LOSS) PER SHARE - BASIC (in dollars per share)	$ (0.89)	$ 0.08
NET INCOME (LOSS) PER SHARE - DILUTED (in dollars per share)	$ (0.89)	$ 0.07